Capital assets - Impairment tests and sensitivity impacts (Details) - Operating Segments [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of Capital assets [Line Items]
Impairment Reversal	$ 192,094
Recoverable Amount	2,317,754
Canada
Disclosure of Capital assets [Line Items]
Impairment Reversal	159,985
Recoverable Amount	2,150,936
France
Disclosure of Capital assets [Line Items]
Impairment Reversal	32,109
Recoverable Amount	$ 166,818